Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - Cash, Cash Equivalents and Restricted Cash [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	$ 584,556	$ 541,937
Cash in bank	22,867,712	21,394,485
Subtotal	23,452,268	21,936,422
Restricted cash – current	7,059	27,642
Restricted cash – non-current	1,517,155	1,432,738
Cash, cash equivalents, and restricted cash	$ 24,976,482	$ 23,396,802